RELATED PARTY TRANSACTIONS (Details)			6 Months Ended		12 Months Ended
		Feb. 01, 2017 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) Extension	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Fixed Management Expenses [Member]
Related Party Transactions [Abstract]
Annual fee with related party			$ 5,700,000	$ 10,700,000
Manager [Member] | Origination Fees [Member]
Related Party Transactions [Abstract]
Charges from related party					$ 8,400,000	$ 9,200,000	$ 12,800,000
Expenses with related party					900,000	1,000,000	3,100,000
Manager [Member] | Fixed Management Expenses [Member]
Related Party Transactions [Abstract]
Expenses with related party					6,300,000	8,200,000	10,600,000
Manager [Member] | Disposition Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party					$ 7,500,000	15,600,000	2,200,000
Manager [Member] | Fixed Management Fee [Member]
Related Party Transactions [Abstract]
Adjustment for percentage change in book value of aircraft portfolio during preceding year					0.30%
Base amount used to calculate management fee adjustment					$ 2,700,000,000
Adjustment for percentage change in book value of aircraft portfolio in excess of base amount					0.25%
Number of automatic extensions | Extension					1
Term of extension					5 years
Termination notice period					12 months
Manager [Member] | Fixed Management Fee [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Charges from related party					$ 5,000,000
Manager [Member] | Fixed Management Fee [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Charges from related party					12,000,000
Adjustment increase over $2.7 billion					2,000,000,000
Manager [Member] | Non-Renewal Fee [Member]
Related Party Transactions [Abstract]
Charges from related party					$ 6,000,000
Adjustment percentage of excess Management Expenses over threshold					50.00%
Manager [Member] | Disposition Fees for ECAF-I Transaction [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft					1.20%
BBAM [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2017					$ 7,696,000
2018					7,587,000
2019					7,401,000
2020					7,231,000
2021					7,131,000
Thereafter					31,067,000
Total					68,113,000
BBAM [Member] | Base and Rent Fees Under Agreements [Member]
Related Party Transactions [Abstract]
Expenses with related party					12,700,000	15,200,000	14,400,000
BBAM [Member] | Fixed Administrative Services Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party					1,900,000	$ 2,100,000	$ 2,100,000
BBAM [Member] | Fixed Management Expenses [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2017	[1]				6,304,000
2018	[1]				6,304,000
2019	[1]				6,304,000
2020	[1]				6,304,000
2021	[1]				6,304,000
Thereafter	[1]				28,369,000
Total	[1]				$ 59,889,000
BBAM [Member] | Disposition Fees [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft					1.50%
BBAM [Member] | Fixed Base Fees [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2017	[1]				$ 240,000
2018	[1]				240,000
2019	[1]				240,000
2020	[1]				240,000
2021	[1]				240,000
Thereafter	[1]				1,440,000
Total	[1]				2,640,000
BBAM [Member] | Fixed Administrative Services Fee Under Term Loan [Member]
Related Party Transactions [Abstract]
Monthly fee with related party					10,000
Minimum Long-Term Contractual Obligations [Abstract]
2017	[2]				418,000
2018	[2]				361,000
2019	[2]				288,000
2020	[2]				172,000
2021	[2]				142,000
Thereafter	[2]				164,000
Total	[2]				1,545,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Acquisition II Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party					10,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Acquisition III Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party					10,000
Minimum Long-Term Contractual Obligations [Abstract]
2017	[2]				168,000
2018	[2]				168,000
2019	[2]				168,000
2020	[2]				168,000
2021	[2]				155,000
Thereafter	[2]				165,000
Total	[2]				$ 992,000
BBAM [Member] | Servicing Fee for All Other Aircraft [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected					3.50%
BBAM [Member] | Fixed Administrative Agency Fee [Member]
Related Party Transactions [Abstract]
Monthly fee per aircraft with related party					$ 1,000
Minimum Long-Term Contractual Obligations [Abstract]
2017	[2]				458,000
2018	[2]				406,000
2019	[2]				338,000
2020	[2]				322,000
2021	[2]				289,000
Thereafter	[2]				929,000
Total	[2]				2,742,000
B&B Air Funding [Member] | BBAM [Member] | Fixed Administrative Services Fees [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2017	[1],[3]				108,000
2018	[1],[3]				108,000
2019	[1],[3]				63,000
2020	[1],[3]				25,000
2021	[1],[3]				1,000
Thereafter	[1],[3]				0
Total	[1],[3]				305,000
B&B Air Funding [Member] | BBAM [Member] | Fixed Base Fees [Member]
Related Party Transactions [Abstract]
Monthly fee with related party					$ 150,000
B&B Air Funding [Member] | BBAM [Member] | Rent Fee for Aircraft Financed by Securitization Notes [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent due					1.00%
Percentage of aircraft rent collected					1.00%
B&B Air Funding [Member] | BBAM [Member] | Rent Fee for Aircraft Financed by Securitization Notes [Member] | Subsequent Event [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected		3.50%
B&B Air Funding [Member] | BBAM [Member] | Fixed Administrative Agency Fee [Member]
Related Party Transactions [Abstract]
Charges from related party					$ 750,000
B&B Air Funding [Member] | BBAM [Member] | Fixed Administrative Agency Fee [Member] | Subsequent Event [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		$ 20,000
Monthly fee per aircraft with related party		$ 1,000

[1]	Amounts in the table assume Consumer Price Index ("CPI") rates in effect as of December 31, 2016 remain constant in future periods.
[2]	Assumes number of aircraft at December 31, 2016 remains the same for future periods.
[3]	On February 1, 2017, B&B Air Funding amended its servicing agreement with respect to aircraft financed by the Securitization Notes thereby (i) amending the rent fee to 3.5% of the aggregate amount of rents actually collected, plus $1,000 per aircraft per month and (ii) eliminating the base fee of $150,000 per month, both effective as of January 1, 2017. In connection with this amendment, the administrative agency fee has also been reduced, through a rebate, to $20,000 per month, subject to an annual CPI adjustment.